Statements of Changes in Shareholders’ Equity	Ordinary shares JPY (¥) shares	Additional Paid-in Capital JPY (¥)	Accumulated Deficit JPY (¥)	JPY (¥)	USD ($)
Balance at Apr. 30, 2022	¥ 334,575,200	¥ 1,524,575,200	¥ (1,268,330,424)	¥ 590,819,976	$ 4,142,326
Balance (in Shares) at Apr. 30, 2022	13,839,400
Capital reduction to cover deficit	¥ (234,575,200)	177,544,899	57,030,301
Net loss			(382,305,039)	(382,305,039)	(2,680,397)
Balance at Apr. 30, 2023	¥ 100,000,000	1,702,120,099	(1,593,605,162)	208,514,937	1,461,929
Balance (in Shares) at Apr. 30, 2023	13,839,400
Issuance of ordinary shares for cash	¥ 781,200,000	(326,330,981)		454,869,019	3,189,154
Issuance of ordinary shares for cash (in Shares)	1,200,000
Exercise of share options	¥ 12,281,250	(10,406,250)		1,875,000	13,146
Exercise of share options (in Shares)	37,500
Share based compensation		1,616,463		1,616,463	11,333
Capital reduction to cover deficit	(843,481,250)	843,481,250
Net loss			(336,150,672)	(336,150,672)	(2,356,802)
Balance at Apr. 30, 2024	¥ 50,000,000	2,210,480,581	(1,929,755,834)	330,724,747	2,318,760
Balance (in Shares) at Apr. 30, 2024	15,076,900
Net loss			(256,696,946)	(256,696,946)	(1,799,740)
Balance at Apr. 30, 2025	¥ 50,000,000	¥ 2,210,480,581	¥ (2,186,452,780)	¥ 74,027,801	$ 519,020
Balance (in Shares) at Apr. 30, 2025	15,076,900